Investment in joint venture (Details Narrative) ₨ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
InvestmentInJointVentureLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities
Share loss of joint venture					41,616
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Share loss of joint venture	[1]		₨ (2,845)	₨ (3,803)	₨ (5,784)
Estimated financial effect of contingent liabilities			4,321	₨ 4,321
Joint ventures [member]
InvestmentInJointVentureLineItems [Line Items]
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income			₨ 54,090

[1]	Upto March 31, 2024, the Group had advanced INR 57,200